LOANS, FINANCING AND DEBENTURES - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 74,532,331	R$ 74,574,591	R$ 79,628,629
Brazilian Reais
LOANS, FINANCING AND DEBENTURES
Borrowings	14,355,349	13,347,244
US Dollars
LOANS, FINANCING AND DEBENTURES
Borrowings	60,172,808	61,216,140
Currency basket
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 4,174	R$ 11,207